Condensed financial information of the Company (Condensed Statements of Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 126,356,264	$ 158,107,859	$ 103,005,129
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	117,188	0	0
Depreciation and amortization	3,137,122	2,513,268	2,500,832
Stock based compensation expense	427,989	2,151,844	1,740,861
Amortization of deferred financing cost	640,565	0	0
Changes in operating assets and liabilities:
Other receivables	18,068,583	(13,732,838)	(6,396,548)
Other deposits and prepayments	(50,252,524)	(909,736)	(22,520,849)
Other current assets	162,309	112,640	(348,252)
Other assets	(305,640)	721,082	1,356,305
Income tax payable	42,740,736	8,800,739	23,772,502
Other payables and accrued liabilities	(40,364,427)	13,219,557	9,658,015
Payroll and welfare payable	9,604,240	2,616,195	2,191,773
Accrued interest	(1,352,000)	17,333	(17,333)
Net cash provided by/(used in) operating activities	(213,324,143)	182,720,894	212,827,733
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	80,831,640	124,209,385	106,619,872
Repayments of short-term bank loans	(269,462,794)	(135,216,321)	(174,925,760)
Proceeds from long-term bank loans	146,877,442	35,000,000	69,953,700
Proceeds from other long-term debt	608,703,539	0	0
Repayment of other long-term debts	(40,000,000)	0	0
Issuance of treasury shares (Note 2 (ab))	32,792,232	0	0
Purchase of treasury shares	(5,767,159)	(5,708,281)	(7,958,841)
Dividends to shareholders	(14,724,740)	(8,769,530)	(7,661,057)
Deferred charges	(9,585,309)	0	0
Net cash (used in)/provided by financing activities	393,912,695	(6,781,779)	(118,674,027)
Cash and cash equivalents, at beginning of period	496,204,796	319,218,155	213,325,871
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	587,119,126	496,204,796	319,218,155
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	126,356,264	156,997,595	102,297,870
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(166,737,483)	(170,662,644)	(112,676,827)
Depreciation and amortization	0	0	319,779
Accretion of long-term debt	288,220	1,024,166	1,021,368
Stock based compensation expense	160,549	84,988	38,382
Amortization of deferred financing cost	640,565	0	0
Changes in operating assets and liabilities:
Other receivables	0	0	(3,137)
Other deposits and prepayments	(12,690,088)	0	0
Other current assets	(278,908)	0	0
Other assets	98,294	551,420	348,766
Income tax payable	0	0	375
Other tax payable	0	0	(24,116)
Other payables and accrued liabilities	8,081,370	204,846	864,636
Payroll and welfare payable	5,149,011	0	0
Accrued interest	(1,352,000)	17,333	(514,226)
Net cash provided by/(used in) operating activities	(40,284,206)	(11,782,296)	(8,327,130)
CASH FLOWS FROM FINANCING ACTIVITIES
Changes in due from a subsidiary	(150,361,777)	(13,593,497)	7,458,606
Proceeds from short-term bank loans	45,000,000	25,000,000	25,000,000
Repayments of short-term bank loans	(70,000,000)	(25,000,000)	0
Proceeds from long-term bank loans	0	35,000,000	0
Proceeds from other long-term debt	475,761,009	0	0
Repayment of other long-term debts	(40,000,000)	0	0
Issuance of treasury shares (Note 2 (ab))	32,792,232	0	0
Purchase of treasury shares	(5,767,160)	(5,708,281)	(7,958,841)
Dividends to shareholders	(14,724,740)	(8,769,530)	(7,661,057)
Deferred charges	(9,585,309)	0	0
Proceeds from issuance of common shares	5,060,918	98,812	22
Net cash (used in)/provided by financing activities	268,175,173	7,027,504	16,838,730
Net increase/ (decrease) in cash and cash equivalents	227,890,967	(4,754,792)	8,511,600
Cash and cash equivalents, at beginning of period	3,761,752	8,516,544	4,944
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	$ 231,652,719	$ 3,761,752	$ 8,516,544